Related Party Transactions - Significant transactions with related parties (Details) - Related Party [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tencent Group
Related Party Transaction [Line Items]
Services purchased	¥ 28,822	¥ 137,715	¥ 110,849
Services provided	29,174	25,741	10,876
Kuaishou Group
Related Party Transaction [Line Items]
Services purchased	10,837	14,373	2,179
Services provided	5,437	¥ 14,779	¥ 7,864
Mianbi
Related Party Transaction [Line Items]
Services provided	¥ 536